Financial instruments recognized in the statement of financial position and related effect on the income statement - Disclosure of detailed information about financial instruments (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 136,422	€ 168,363
Financial assets, fair value	136,422	168,363
Financial liabilities	51,376	56,911
Financial liabilities, fair value	51,376	56,911
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51,376	56,911
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,574	30,957
Financial liabilities, fair value	26,574	30,957
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,574	30,957
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,929	8,936
Financial liabilities, fair value	8,929	8,936
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,929	8,936
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,873	17,018
Financial liabilities, fair value	15,873	17,018
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,873	17,018
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,149	102,252
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,273	66,111
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,350	9,796
Financial assets, fair value	10,350	9,796
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,350	9,796
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,273	66,111
Financial assets, fair value	34,273	66,111
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,273	66,111
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,809	21,851
Financial assets, fair value	21,809	21,851
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,809	21,851
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	69,990	70,605
Financial assets, fair value	69,990	70,605
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	69,990	70,605
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0